Financial risk management - Disclosure lease liabilities included in trade and other payables and other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	$ 1,657
Other long-term liabilities	1,859
Total	3,516	$ 1,655	$ 1,436
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	1,657
Other long-term liabilities	0
Total	1,657
2-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Other long-term liabilities	1,570
Total	1,570
4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Other long-term liabilities	289
Total	289
Over 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Other long-term liabilities	0
Total	$ 0